Segmental reporting, Reconciliation to Adjusted EBITDA (Details) - USD ($) $ in Millions		12 Months Ended
		Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Reconciliation to Adjusted EBITDA
Loss before tax		$ (517.8)	$ (2,940.4)	$ (34.1)
Finance costs		253.9	281.6	282.4
Finance income		(1.7)	(2.6)	(26.6)
Depreciation of property, plant and equipment		(33.7)	(42.0)
Right-of-use asset depreciation	[1]	73.3	76.9	13.9
Share based compensation charge		14.3	17.0	68.8
Foreign exchange credit		0.1	7.9	18.2
Total assets		10,346.6	11,146.8	14,294.8
Total liabilities		7,525.6	7,931.7	8,018.5
Reportable Segments [Member] | Micro Focus Product Portfolio [Member]
Reconciliation to Adjusted EBITDA
Loss before tax		(517.8)	(2,940.4)	(34.1)
Finance costs		253.9	281.6	282.4
Finance income		(1.7)	(2.6)	(26.6)
Depreciation of property, plant and equipment		33.7	42.0	66.5
Right-of-use asset depreciation		73.3	76.9	0.0
Amortization of intangible assets		956.4	674.1	716.5
Exceptional items (reported in Operating (loss)		247.1	3,011.6	294.2
Share based compensation charge		14.3	17.0	68.8
Product development, intangible costs capitalized		(19.1)	(16.2)	(16.5)
Foreign exchange credit		0.1	29.7	11.3
Adjusted EBITDA		$ 1,040.2	$ 1,173.7	$ 1,362.5

[1]	$13.9 million of depreciation on leased assets was included in depreciation of property, plant and equipment in the Year ended October 31, 2019. No depreciation in relation to leased assets is included in depreciation of property, plant and equipment in the periods ended October 31, 2020 and 2021 as all leased assets are classified as right-of-use assets following the adoption of IFRS 16.